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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-10098
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         ----------------
Title:   Authorized Agent
         ----------------
Phone:   (425) 889-7900
         ----------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson                 Kirkland, Washington     August 13, 2003
   -------------------------------    --------------------     ---------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        -----------

Form 13F Information Table Entry Total: 38
                                        -----------

Form 13F Information Table Value Total: $2,790,219
                                        ----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number          Name

    1          28-05147                     Michael Larson
    ------        -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE
                         As of June 30, 2003



------------------------- ---------------- --------- -------- --------- ----- ------------ ---------- ------ -----------  ------
                                                              AMOUNT AND TYPE
                                                                 OF SECURITY
                                                              ---------------                            VOTING AUTHORITY
                                                      VALUE   SHRS/PRN   SH/   INVESTMENT    OTHER    --------------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x1000)   AMOUNT    PRN   DISCRETION   MANAGERS   SOLE     SHARED     NONE
------------------------- ---------------- --------- -------- --------- ----- ------------ ---------- ------   ---------  ------

ABBOTT LABORATORIES       Common Stock     002824100  $82,050 1,875,000  SH      OTHER          1              1,875,000
AUTONATION, INC.          Common Stock     05329W102  $14,934   950,000  SH      OTHER          1                950,000
BAXTER INTERNATIONAL INC. Common Stock     071813109  $65,000  2,500,000 SH      OTHER          1              2,500,000
BOMBARDIER INC            Common Stock     097751200   $3,902  1,150,000 SH      OTHER          1              1,150,000
BP PLC                    Sponsored ADR    055622104 $117,656  2,800,000 SH      OTHER          1              2,800,000
BRISTOL-MYERS SQUIBB CO.  Common Stock     110122108  $25,154    926,500 SH      OTHER          1                926,500
CANADIAN NATIONAL
  RAILWAY CO.             Common Stock     136375102  $28,956    600,000 SH      OTHER          1                600,000
CARDINAL HEALTH INC.      Common Stock     14149Y108  $42,117    655,000 SH      OTHER          1                655,000
CSX CORP                  Common Stock     126408103  $25,577    850,000 SH      OTHER          1                850,000
COCA COLA CO.             Common Stock     191216100  $23,205    500,000 SH      OTHER          1                500,000
COSTCO WHOLESALE CORP     Common Stock     22160K105 $102,787  2,850,000 SH      OTHER          1              2,850,000
COX COMMUNICATIONS, INC.  Common Stock     224044107 $299,091  9,375,900 SH      OTHER          1              9,375,900
DISNEY WALT CO.           Common Stock     254687106  $41,475  2,100,000 SH      OTHER          1              2,100,000
DUKE ENERGY CORP          Common Stock     264399106  $89,775  4,500,000 SH      OTHER          1              4,500,000
EXPEDITORS INTERNATIONAL
  OF WASHINGTON, INC.     Common Stock     302130109  $17,283    499,000 SH      OTHER          1                499,000
EXTENDED STAY AMERICA     Common Stock     30224P101   $2,698    200,000 SH      OTHER          1                200,000
EXXON MOBIL CORP          Common Stock     30231G102  $79,002  2,200,000 SH      OTHER          1              2,200,000
FOUR SEASONS HOTEL INC.   Common Stock     35100E104 $104,192  2,408,500 SH      OTHER          1              2,408,500
GREATER CHINA FUND        Common Stock     39167B102   $5,347    510,700 SH      OTHER          1                510,700
GRUPO TELEVISA            Sponsored ADR    40049J206  $17,564    509,100 SH      OTHER          1                509,100
HOME DEPOT INC.           Common Stock     437076102  $52,992  1,600,00  SH      OTHER          1              1,600,000
JARDINE FLEMING INDIA
  FUND                    Common Stock     471112102   $2,319    276,100 SH      OTHER          1                276,100
JOHNSON & JOHNSON         Common Stock     478160104  $74,164  1,434,500 SH      OTHER          1              1,434,500
LILLY (ELI) & CO          Common Stock     532457108 $200,358  2,905,000 SH      OTHER          1              2,905,000
MERCK & CO                Common Stock     589331107 $179,531  2,965,000 SH      OTHER          1              2,965,000
MORGAN STANLEY INDIA
  INVEST                  Common Stock     61745C105   $6,388    541,321 SH      OTHER          1                541,321
PFIZER INC.               Common Stock     717081103 $131,262  3,843,700 SH      OTHER          1              3,843,700
REPUBLIC SERVICES INC.    Common Stock     760759100  $17,003    750,000 SH      OTHER          1                750,000
S & P DEPOSITARY RECEIPTS UNIT SER 1       78462F103 $615,460  6,304,000 SH      OTHER          1              6,304,000
SCHERING PLOUGH CORP      Common Stock     806605101  $13,020    700,000 SH      OTHER          1                700,000
SCHOLASTIC CORP           Common Stock     807066105  $29,836  1,000,000 SH      OTHER          1              1,000,000
SHAW COMMUNICATIONS INC.  Common Stock     82028K200   $1,345    100,000 SH      OTHER          1                100,000
TENET HEALTHCARE CORP     Common Stock     88033G100  $42,523  3,650,000 SH      OTHER          1              3,650,000
UNITED PARCEL SERVICE     Common Stock     911312106  $31,850    500,000 SH      OTHER          1                500,000
UNIVISION COMMUNICATIONS
  INC.                    Common Stock     914906102   $3,040    100,000 SH      OTHER          1                100,000
UNOCAL CORP               Common Stock     915289102  $14,345    500,000 SH      OTHER          1                500,000
WASTE MANAGEMENT, INC.    Common Stock     94106L109  $96,601  4,010,000 SH      OTHER          1              4,010,000
WYETH                     Common Stock     983024100  $90,417  1,985,000 SH      OTHER          1              1,985,000



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